Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Detail) £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 197,215	£ 205,172
Interest Rate Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	153,315	158,565
Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	93,475	94,314
Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	12,450	6,576
Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	273	236
Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	6,591	10,120
Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	366	755
Exchange Rate Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	42,760	44,133
Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	789	1,482
Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	11,457	16,221
Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	15,563	12,281
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,429	£ 4,354
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0069	0.0077
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0118	(0.0041)
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0187	0
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Less Than One Month | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less Than One Month | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0
Less Than One Month | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less Than One Month | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Less Than One Month | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 732	£ 0
Average GBP - EUR exchange rate	0	1.2742
Average GBP - USD exchange rate	1.4649	0
Less Than One Month | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0201	0.0249
Less Than One Month | Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	1.2931
Average GBP - JPY exchange rate	0
Less Than One Month | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		0
Less Than One Month | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	732	£ 812
Less Than One Month | Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,439	£ 1,187
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		1.2856
Average GBP - JPY exchange rate		0
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,617	£ 5,804
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0065	0.0090
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0023	0.0029
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0172	0.0154
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 897	£ 339
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0046	0.0076
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0.0238
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	1.3164
Average GBP - JPY exchange rate	137.9769
>1 and ≤ 3 months | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 755
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		1.5110
>1 and ≤ 3 months | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0	£ 0
>1 and ≤ 3 months | Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,015	£ 2,119
Average GBP - EUR exchange rate		1.1444
Average GBP - USD exchange rate		1.2624
Average GBP - JPY exchange rate		145.9275
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 27,791	£ 27,405
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0082	0.0088
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0302	0.0221
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0289	0.0199
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,528	£ 1,066
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0057	0.0082
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	1.1405
Average GBP - USD exchange rate	0
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0464	0
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 882	£ 3,121
Average GBP - EUR exchange rate	1.3543	1.1689
Average GBP - USD exchange rate	0	1.5357
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0318	0.0216
Later Than Three Months and Not Later Than One Year | Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	1.3231
Average GBP - JPY exchange rate	135.6073
Later Than Three Months and Not Later Than One Year | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 132	£ 0
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		0
Later Than Three Months and Not Later Than One Year | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,583	£ 3,367
Later Than Three Months and Not Later Than One Year | Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,877	£ 3,758
Average GBP - EUR exchange rate		1.1167
Average GBP - USD exchange rate		1.2925
Average GBP - JPY exchange rate		143.0857
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 47,749	£ 43,652
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0073	0.0133
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0098	0.0136
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0249	0.0269
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,964	£ 4,671
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0145	0.0146
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 236	£ 18
Average GBP - EUR exchange rate	1.1700
Average GBP - USD exchange rate	0
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0178	0.0352
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,062	£ 4,829
Average GBP - EUR exchange rate	1.2525	1.3114
Average GBP - USD exchange rate	1.6085	1.5811
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0248	0.0287
Later Than One Year and Not Later Than Five Years | Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 366	£ 755
Average GBP - EUR exchange rate	1.1629
Average GBP - USD exchange rate	1.3039
Average GBP - JPY exchange rate	132.2714
Later Than One Year and Not Later Than Five Years | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 461	£ 317
Average GBP - EUR exchange rate		1.1781
Average GBP - USD exchange rate		0
Later Than One Year and Not Later Than Five Years | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	6,550	£ 8,009
Later Than One Year and Not Later Than Five Years | Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	7,113	£ 5,217
Average GBP - EUR exchange rate		1.1526
Average GBP - USD exchange rate		1.2991
Average GBP - JPY exchange rate		140.8152
>5 years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,889	£ 13,099
>5 years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0361	0.0300
>5 years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0234	0.0236
>5 years | Interest Rate Contracts | Interest Rate Risks | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0416	0.0456
>5 years | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,061	£ 500
>5 years | Interest Rate Contracts | Interest Rate Risks | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0133	0.0040
>5 years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 37	£ 218
Average GBP - EUR exchange rate	1.1669
Average GBP - USD exchange rate	0
>5 years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0356	0.0212
>5 years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>5 years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 915	£ 2,170
Average GBP - EUR exchange rate	1.1965	1.2090
Average GBP - USD exchange rate	1.3811	1.4499
>5 years | Interest Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0339	0.0296
>5 years | Interest Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	1.1787
Average GBP - USD exchange rate	0
Average GBP - JPY exchange rate	0
>5 years | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 196	£ 410
Average GBP - EUR exchange rate		1.1603
Average GBP - USD exchange rate		0
>5 years | Exchange Rate Contracts | Interest Rate And Foreign Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,592	£ 4,033
>5 years | Exchange Rate Contracts | Currency Risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,119	£ 0
Average GBP - EUR exchange rate		0
Average GBP - USD exchange rate		0
Average GBP - JPY exchange rate		0